Equity-Based Compensation - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 19, 2015	Jun. 11, 2014	Apr. 14, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Nov. 25, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total compensation expense				$ 14,153,000	$ 18,814,000	$ 58,007,000
Common Stock, shares issued				131,750,715	130,974,073
Cash severance payment					$ 11,021,000
Former President and Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash severance payment				$ 7,600,000
Blackstone [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares outstanding				30.10%			45.20%
Performance-based Restricted Stock Units (PSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of value of units granted under the plan				The calculation of the value of the units granted during the year ended December 31, 2016 is based solely on our total shareholder return (“TSR”) relative to the Relative Shareholder Return.
Weighted average grant date fair value				$ 12.18
Shares granted during the period				400,000
Performance awards performance period				3 years
Performance-based Restricted Stock Units (PSUs) [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range				33.00%
Performance-based Restricted Stock Units (PSUs) [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range				200.00%
Performance Unit Grant II [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value	$ 25.35
Promote Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expense accrued or recognized for Units granted			$ 0
Issuance of vested and unvested restricted shares			3,100,000
Initial public offering price			$ 17.00
Total compensation expense					5,600,000	46,200,000
Forfeited shares for stock based compensation				9,658
Promote Plan [Member] | Restricted Stock [Member] | Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			40.00%
Promote Plan [Member] | Restricted Stock [Member] | Blackstone [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares outstanding								50.00%
Promote Plan [Member] | Restricted Stock [Member] | Blackstone [Member] | Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			20.00%
Promote Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares outstanding			50.00%
Promote Plan [Member] | Common Stock [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			40.00%
2014 Omnibus Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of vested and unvested restricted shares			350,000
Initial public offering price			$ 16.65
Total compensation expense				$ 14,100,000	$ 16,000,000	$ 11,700,000
Weighted average grant date fair value		$ 19.80
Shares granted during the period				900,000
Unrecognized compensation expense				$ 14,600,000
Weighted average period of recognition for unrecognized compensation expense				1 year 4 months 24 days
Unvested shares				1,000,000	600,000
Vest shares				400,000
Forfeitures shares				100,000
Share reserved for purchase				11,200,000
2014 Omnibus Incentive Plan [Member] | Former President and Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vested				300,000
Non-cash severance charge				$ 3,000,000
2014 Omnibus Incentive Plan [Member] | Restricted Stock [Member] | Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			40.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock [Member] | Blackstone [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares outstanding								50.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock [Member] | Blackstone [Member] | Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			10.00%
2014 Omnibus Incentive Plan [Member] | Omnibus Incentive Plan Grant II [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued		1,010,000
Grant price		$ 18.70
Performance unit grant, remaining life				4 months 24 days
2014 Omnibus Incentive Plan [Member] | Performance-based Restricted Stock Units (PSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued		500,000
Restricted stock units issued		109
Description of value of units granted under the plan				The calculation of the value of the units granted under the 2014 Performance Unit Grant is weighted as follows: 70% based on our total shareholder return (“TSR”) relative to the total shareholder returns of a defined set of peer companies (“Relative Shareholder Return”); and 30% based on our absolute TSR compound annual growth rate (“TSR CAGR”).
Percentage of Relative Shareholder Return to calculate value of unit granted				70.00%
Percentage of TSR compound annual growth rate to calculate value of unit granted				30.00%
2014 Omnibus Incentive Plan [Member] | Performance-based Restricted Stock Units (PSUs) [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range		33.00%
2014 Omnibus Incentive Plan [Member] | Performance-based Restricted Stock Units (PSUs) [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range		167.00%
2014 Omnibus Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance unit grant, remaining life				1 year 3 months 18 days
Weighted average grant date fair value				$ 14.87	$ 14.87	$ 14.87
Shares granted during the period				100,819	100,819	100,819
Shares granted vesting description				The Director Unit Grants vests in three equal installments on the first, second and third anniversaries of the grant dates
Shares granted vesting period in installments				3 years
2014 Omnibus Incentive Plan [Member] | 2015 Grant I [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued					200,000
Performance unit grant, remaining life				10 months 24 days
Grant date weighted average price of awards					$ 21.81
2014 Omnibus Incentive Plan [Member] | 2016 Grant I [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued				400,000
Performance unit grant, remaining life				1 year
Grant date weighted average price of awards				$ 11.87
2014 Omnibus Incentive Plan [Member] | 2016 Grant II [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued				300,000
Performance unit grant, remaining life				2 years 2 months 12 days
Grant date weighted average price of awards				$ 11.35
Performance awards performance period				3 years
2014 Omnibus Incentive Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares outstanding			50.00%
2014 Omnibus Incentive Plan [Member] | Common Stock [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of common shares vested			50.00%
Common stock vested, date				Apr. 14, 2015
2014 Omnibus Incentive Plan Performance UG II [Member] | Performance-based Restricted Stock Units (PSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, shares issued	300,000
Performance unit grant, remaining life				1 year
Description of value of units granted under the plan				The calculation of the value of the units granted under the 2015 Performance Unit Grant is based solely on our TSR relative to the Relative Shareholder Return.
2014 Omnibus Incentive Plan Performance UG II [Member] | Performance-based Restricted Stock Units (PSUs) [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range	33.00%
2014 Omnibus Incentive Plan Performance UG II [Member] | Performance-based Restricted Stock Units (PSUs) [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout range	200.00%